Investments in Associates and Joint Ventures - Investments in Non-Significant Associates and Joint Ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures
Investments in associates	$ 16	$ 281
Investments in joint ventures	62	54
Investments in associates and joint ventures	78	335
Share of results of associates and joint ventures	39	32
Non-significant joint ventures
Disclosure Of Associates And Joint Ventures
Investments in joint ventures	16	14
Share of profit (loss) of joint ventures accounted for using equity method	3	4
Non-significant associates
Disclosure Of Associates And Joint Ventures
Investments in associates	16	17
Share of profit (loss) of associates accounted for using equity method	1	2
Non-significant associates | Non-significant joint ventures
Disclosure Of Associates And Joint Ventures
Investments in associates and joint ventures	32	31
Share of results of associates and joint ventures	4	6
Dividends received from investments accounted for using equity method, classified as investing activities	$ 2	$ 3